ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.8%
COMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 0.5%
EchoStar Corp., Class A Shares	7,769	$129,587	*

Entertainment - 0.8%
Playstudios Inc.	18,570	72,051	*
Sciplay Corp., Class A Shares	7,498	120,568	*

Total Entertainment		192,619

Interactive Media & Services - 2.7%
Cargurus Inc.	5,344	74,870	*
MediaAlpha Inc., Class A Shares	7,755	77,162	*
Outbrain Inc.	19,048	68,954	*
Shutterstock Inc.	1,945	102,540
TripAdvisor Inc.	4,841	87,041	*
Yelp Inc.	2,927	80,024	*
Ziff Davis Inc.	1,634	129,250	*
ZipRecruiter Inc., Class A Shares	4,203	69,013	*

Total Interactive Media & Services		688,854

Media - 1.2%
Entravision Communications Corp., Class A Shares	18,418	88,406
PubMatic Inc., Class A Shares	3,666	46,962	*
Scholastic Corp.	2,632	103,859
Thryv Holdings Inc.	3,938	74,822	*

Total Media		314,049

TOTAL COMMUNICATION SERVICES		1,325,109

CONSUMER DISCRETIONARY - 17.0%
Auto Components - 0.6%
LCI Industries	1,741	160,955

Diversified Consumer Services - 1.7%
American Public Education Inc.	8,475	104,158	*
Frontdoor Inc.	4,029	83,803	*
Grand Canyon Education Inc.	1,249	131,969	*
Perdoceo Education Corp.	8,839	122,862	*

Total Diversified Consumer Services		442,792

Hotels, Restaurants & Leisure - 1.7%
Bloomin’ Brands Inc.	6,275	126,253
Golden Entertainment Inc.	2,305	86,207	*
Red Rock Resorts Inc., Class A Shares	3,497	139,915
SeaWorld Entertainment Inc.	1,658	88,720	*

Total Hotels, Restaurants & Leisure		441,095

See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2022 Quarterly Report	1

ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	SHARES	VALUE
Household Durables - 3.0%
Ethan Allen Interiors Inc.	4,641	$122,615
GoPro Inc., Class A Shares	16,602	82,678	*
Installed Building Products Inc.	1,300	111,280
La-Z-Boy Inc.	4,919	112,252
Skyline Champion Corp.	2,035	104,823	*
Taylor Morrison Home Corp., Class A Shares	6,169	187,229	*
Tupperware Brands Corp.	9,862	40,829	*
ZAGG Inc. CVR	8,902	801	*(a)(b)

Total Household Durables		762,507

Internet & Direct Marketing Retail - 0.8%
Liquidity Services Inc.	3,855	54,201	*
Revolve Group Inc.	3,353	74,638	*
Vivid Seats Inc., Class A Shares	9,101	66,437	*

Total Internet & Direct Marketing Retail		195,276

Leisure Products - 1.9%
MasterCraft Boat Holdings Inc.	3,299	85,345	*
Smith & Wesson Brands Inc.	8,573	74,414
Sturm Ruger & Co. Inc.	2,317	117,286
Vista Outdoor Inc.	4,342	105,815	*
YETI Holdings Inc.	2,684	110,876	*

Total Leisure Products		493,736

Specialty Retail - 5.9%
Asbury Automotive Group Inc.	1,053	188,750	*
Big 5 Sporting Goods Corp.	8,897	78,560
Buckle Inc.	4,876	221,126
Chico’s FAS Inc.	20,922	102,936	*
Children’s Place Inc.	2,870	104,525	*
Group 1 Automotive Inc.	1,119	201,834
Haverty Furniture Cos. Inc.	4,102	122,650
MarineMax Inc.	3,472	108,396	*
OneWater Marine Inc., Class A Shares	2,756	78,822	*
Shoe Carnival Inc.	4,365	104,367
Torrid Holdings Inc.	12,010	35,550	*
Winmark Corp.	361	85,135
Zumiez Inc.	4,001	86,982	*

Total Specialty Retail		1,519,633

See Notes to Schedule of Investments.

2	Royce Quant Small-Cap Quality Value ETF 2022 Quarterly Report

ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 1.4%
Kontoor Brands Inc.	3,828	$153,082
Movado Group Inc.	3,192	102,942
Oxford Industries Inc.	1,249	116,382

Total Textiles, Apparel & Luxury Goods		372,406

TOTAL CONSUMER DISCRETIONARY		4,388,400

CONSUMER STAPLES - 3.1%
Beverages - 0.7%
National Beverage Corp.	3,608	167,880

Personal Products - 1.7%
BellRing Brands Inc.	3,666	93,996	*
Medifast Inc.	950	109,582
Olaplex Holdings Inc.	30,508	158,947	*
USANA Health Sciences Inc.	1,578	83,950	*

Total Personal Products		446,475

Tobacco - 0.7%
Vector Group Ltd.	15,950	189,167

TOTAL CONSUMER STAPLES		803,522

ENERGY - 2.3%
Energy Equipment & Services - 1.1%
Cactus Inc., Class A Shares	2,462	123,740
Helix Energy Solutions Group Inc.	24,032	177,356	*

Total Energy Equipment & Services		301,096

Oil, Gas & Consumable Fuels - 1.2%
Chord Energy Corp.	1,055	144,334
REX American Resources Corp.	2,824	89,973	*
SandRidge Energy Inc.	3,925	66,843	*

Total Oil, Gas & Consumable Fuels		301,150

TOTAL ENERGY		602,246

FINANCIALS - 22.0%
Banks - 6.2%
Bankwell Financial Group Inc.	2,196	64,628
Civista Bancshares Inc.	3,642	80,161
Customers Bancorp Inc.	3,265	92,530	*
Financial Institutions Inc.	3,512	85,552
First Business Financial Services Inc.	2,176	79,533
First Internet Bancorp	1,922	46,666
Hanmi Financial Corp.	4,069	100,708
HomeStreet Inc.	2,702	74,521
Independent Bank Corp.	4,412	105,535
Metrocity Bankshares Inc.	4,207	90,997

See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2022 Quarterly Report	3

ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	SHARES	VALUE
Banks - (continued)
Midland States Bancorp Inc.	4,071	$108,370
MidWestOne Financial Group Inc.	3,019	95,853
Northeast Bank	1,643	69,170
PacWest Bancorp	6,706	153,903
Parke Bancorp Inc.	3,385	70,205
PCB Bancorp	3,768	66,656
RBB Bancorp	4,041	84,255
Summit Financial Group Inc.	2,816	70,090
Unity Bancorp Inc.	2,560	69,965

Total Banks		1,609,298

Capital Markets - 4.1%
Artisan Partners Asset Management Inc., Class A Shares	5,185	153,995
Cohen & Steers Inc.	2,006	129,507
Diamond Hill Investment Group Inc.	631	116,748
Donnelley Financial Solutions Inc.	2,303	89,011	*
Evercore Inc., Class A Shares	1,787	194,926
Moelis & Co., Class A Shares	4,524	173,586
Open Lending Corp., Class A Shares	10,420	70,335	*
Victory Capital Holdings Inc., Class A Shares	4,552	122,130

Total Capital Markets		1,050,238

Consumer Finance - 2.3%
Atlanticus Holdings Corp.	3,265	85,543	*
Bread Financial Holdings Inc.	4,770	179,638
Encore Capital Group Inc.	2,241	107,434	*
Enova International Inc.	3,828	146,880	*
Green Dot Corp., Class A Shares	5,218	82,549	*

Total Consumer Finance		602,044

Diversified Financial Services - 1.1%
Jackson Financial Inc., Class A Shares	7,965	277,102

Insurance - 3.8%
American Equity Investment Life Holding Co.	5,135	234,259
Brighthouse Financial Inc.	4,011	205,644	*
Genworth Financial Inc., Class A Shares	51,634	273,144	*
Investors Title Co.	661	97,530
Oscar Health Inc., Class A Shares	18,332	45,097	*
Stewart Information Services Corp.	2,670	114,089

Total Insurance		969,763

Thrifts & Mortgage Finance - 4.5%
Enact Holdings Inc.	7,898	190,500
FS Bancorp Inc.	2,430	81,259

See Notes to Schedule of Investments.

4	Royce Quant Small-Cap Quality Value ETF 2022 Quarterly Report

ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	SHARES	VALUE
Thrifts & Mortgage Finance - (continued)
Home Bancorp Inc.	2,121	$84,903
Luther Burbank Corp.	7,706	85,614
Merchants Bancorp	4,299	104,552
MGIC Investment Corp.	14,228	184,964
Mr. Cooper Group Inc.	4,119	165,295	*
NMI Holdings Inc., Class A Shares	5,469	114,302	*
Radian Group Inc.	7,855	149,795

Total Thrifts & Mortgage Finance		1,161,184

TOTAL FINANCIALS		5,669,629

HEALTH CARE - 16.0%
Biotechnology - 4.3%
Agenus Inc.	16,887	40,529	*
Anika Therapeutics Inc.	2,829	83,738	*
Arcus Biosciences Inc.	3,544	73,290	*
Catalyst Pharmaceuticals Inc.	4,448	82,733	*
Dynavax Technologies Corp.	6,779	72,129	*
Eagle Pharmaceuticals Inc.	2,215	64,745	*
Emergent BioSolutions Inc.	4,986	58,885	*
Ironwood Pharmaceuticals Inc.	8,665	107,359	*
Ligand Pharmaceuticals Inc.	908	60,654	*
Organogenesis Holdings Inc.	19,251	51,785	*
REGENXBIO Inc.	2,861	64,888	*
Vanda Pharmaceuticals Inc.	7,721	57,058	*
Vir Biotechnology Inc.	5,969	151,075	*
Xencor Inc.	2,868	74,683	*
XOMA Corp.	3,108	57,187	*

Total Biotechnology		1,100,738

Health Care Equipment & Supplies - 5.6%
AngioDynamics Inc.	3,206	44,147	*
Atrion Corp.	129	72,169
Avanos Medical Inc.	3,925	106,210	*
Embecta Corp.	3,353	84,797
Heska Corp.	773	48,050	*
Inogen Inc.	2,513	49,531	*
iRadimed Corp.	1,747	49,423
LeMaitre Vascular Inc.	1,499	68,984
Meridian Bioscience Inc.	2,287	75,951	*
Merit Medical Systems Inc.	1,705	120,407	*
Neogen Corp.	5,463	83,201	*
NuVasive Inc.	2,049	84,501	*

See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2022 Quarterly Report	5

ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - (continued)
Orthofix Medical Inc.	3,537	$72,615	*
QuidelOrtho Corp.	1,594	136,558	*
Semler Scientific Inc.	1,045	34,485	*
Sensus Healthcare Inc.	2,628	19,500	*
Surmodics Inc.	1,624	55,411	*
Utah Medical Products Inc.	726	72,985
Varex Imaging Corp.	3,830	77,749	*
Zynex Inc.	5,512	76,672

Total Health Care Equipment & Supplies		1,433,346

Health Care Providers & Services - 0.9%
Fulgent Genetics Inc.	2,549	75,909	*
National Research Corp.	1,994	74,376
US Physical Therapy Inc.	1,143	92,618

Total Health Care Providers & Services		242,903

Health Care Technology - 1.3%
Allscripts Healthcare Solutions Inc.	6,138	108,274	*
Computer Programs & Systems Inc.	2,457	66,880	*
HealthStream Inc.	3,198	79,438	*
NextGen Healthcare Inc.	5,031	94,482	*

Total Health Care Technology		349,074

Life Sciences Tools & Services - 0.5%
Cytek Biosciences Inc.	4,729	48,283	*
Maravai LifeSciences Holdings Inc., Class A Shares	4,106	58,757	*
OmniAb Inc., $ 12.50 EARNOUT	298	0	*(a)(b)(c)(d)
OmniAb Inc., $ 15.00 EARNOUT	298	0	*(a)(b)(c)(d)
OmniAb Inc., NASDAQ	4,454	16,034	*

Total Life Sciences Tools & Services		123,074

Pharmaceuticals - 3.4%
Amphastar Pharmaceuticals Inc.	2,738	76,719	*
Arvinas Inc.	1,749	59,833	*
Corcept Therapeutics Inc.	3,408	69,217	*
Harmony Biosciences Holdings Inc.	1,452	80,005	*
Innoviva Inc.	7,729	102,409	*
Pacira BioSciences Inc.	1,586	61,235	*
Phibro Animal Health Corp., Class A Shares	6,399	85,811
Prestige Consumer Healthcare Inc.	2,219	138,909	*
ProPhase Labs Inc.	5,509	53,052

See Notes to Schedule of Investments.

6	Royce Quant Small-Cap Quality Value ETF 2022 Quarterly Report

ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	SHARES	VALUE
Pharmaceuticals - (continued)
SIGA Technologies Inc.	5,659	$41,650
Supernus Pharmaceuticals Inc.	2,770	98,806	*

Total Pharmaceuticals		867,646

TOTAL HEALTH CARE		4,116,781

INDUSTRIALS - 15.0%
Building Products - 1.8%
Apogee Enterprises Inc.	2,599	115,552
Insteel Industries Inc.	3,514	96,705
Quanex Building Products Corp.	4,874	115,416
Simpson Manufacturing Co. Inc.	1,503	133,256

Total Building Products		460,929

Commercial Services & Supplies - 1.2%
ACCO Brands Corp.	21,794	121,828
Ennis Inc.	4,668	103,443
Heritage-Crystal Clean Inc.	2,475	80,388	*

Total Commercial Services & Supplies		305,659

Construction & Engineering - 1.5%
Comfort Systems USA Inc.	1,242	142,929
MYR Group Inc.	1,208	111,221	*
Sterling Infrastructure Inc.	3,965	130,052	*

Total Construction & Engineering		384,202

Electrical Equipment - 1.6%
Atkore Inc.	1,538	174,440	*
Encore Wire Corp.	1,013	139,348
GrafTech International Ltd.	21,612	102,873

Total Electrical Equipment		416,661

Machinery - 2.4%
Allison Transmission Holdings Inc.	4,130	171,808
Hillenbrand Inc.	3,576	152,588
Kadant Inc.	566	100,539
Mueller Industries Inc.	2,240	132,160
Omega Flex Inc.	764	71,296

Total Machinery		628,391

Marine - 1.4%
Eagle Bulk Shipping Inc.	2,189	109,319
Genco Shipping & Trading Ltd.	7,853	120,622
Matson Inc.	2,125	132,834

Total Marine		362,775

See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2022 Quarterly Report	7

ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	SHARES	VALUE
Professional Services - 2.0%
CRA International Inc.	965	$118,145
Forrester Research Inc.	1,991	71,198	*
Heidrick & Struggles International Inc.	3,512	98,231
Kforce Inc.	1,764	96,720
Korn Ferry	2,547	128,929

Total Professional Services		513,223

Road & Rail - 1.5%
ArcBest Corp.	1,706	119,488
Covenant Logistics Group Inc.	2,917	100,841
PAM Transportation Services Inc.	2,559	66,278	*
U-Haul Holding Co.	1,578	94,980

Total Road & Rail		381,587

Trading Companies & Distributors - 1.6%
BlueLinx Holdings Inc.	1,814	128,993	*
Boise Cascade Co.	3,009	206,628
Hudson Technologies Inc.	7,905	79,999	*

Total Trading Companies & Distributors		415,620

TOTAL INDUSTRIALS		3,869,047

INFORMATION TECHNOLOGY - 12.1%
Communications Equipment - 0.4%
NetScout Systems Inc.	3,575	116,223	*

Electronic Equipment, Instruments & Components - 2.8%
Belden Inc.	1,810	130,139
Methode Electronics Inc.	2,831	125,611
Sanmina Corp.	3,158	180,922	*
TTM Technologies Inc.	7,847	118,333	*
Vishay Intertechnology Inc.	7,492	161,602

Total Electronic Equipment, Instruments & Components		716,607

IT Services - 0.7%
Cass Information Systems Inc.	2,315	106,073
Hackett Group Inc.	4,191	85,371

Total IT Services		191,444

Semiconductors & Semiconductor Equipment - 4.3%
Alpha & Omega Semiconductor Ltd.	2,695	76,996	*
Axcelis Technologies Inc.	1,388	110,152	*
Cohu Inc.	3,548	113,713	*
Kulicke & Soffa Industries Inc.	2,991	132,382
MaxLinear Inc.	2,729	92,650	*
NVE Corp.	1,568	101,528
Photronics Inc.	6,030	101,485	*
Power Integrations Inc.	1,675	120,131

See Notes to Schedule of Investments.

8	Royce Quant Small-Cap Quality Value ETF 2022 Quarterly Report

ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - (continued)
Semtech Corp.	2,977	$85,410	*
SiTime Corp.	847	86,072	*
SMART Global Holdings Inc.	5,404	80,411	*

Total Semiconductors & Semiconductor Equipment		1,100,930

Software - 3.4%
Adeia Inc.	8,416	79,784
American Software Inc., Class A Shares	4,855	71,271
CommVault Systems Inc.	1,668	104,817	*
Consensus Cloud Solutions Inc.	3,194	171,710	*
CoreCard Corp.	1,712	49,597	*
InterDigital Inc.	2,425	119,989
Progress Software Corp.	2,363	119,213
Rimini Street Inc.	12,961	49,381	*
Teradata Corp.	3,383	113,872	*

Total Software		879,634

Technology Hardware, Storage & Peripherals - 0.5%
Avid Technology Inc.	2,422	64,401	*
Immersion Corp.	8,556	60,149	*

Total Technology Hardware, Storage & Peripherals		124,550

TOTAL INFORMATION TECHNOLOGY		3,129,388

MATERIALS - 4.7%
Chemicals - 2.2%
AdvanSix Inc.	2,957	112,425
American Vanguard Corp.	4,007	86,992
Chase Corp.	984	84,880
Intrepid Potash Inc.	1,921	55,460	*
Tronox Holdings PLC	10,524	144,284
Valhi Inc.	4,024	88,528

Total Chemicals		572,569

Metals & Mining - 1.5%
Alpha Metallurgical Resources Inc.	893	130,726
TimkenSteel Corp.	6,218	112,981	*
Warrior Met Coal Inc.	3,978	137,798

Total Metals & Mining		381,505

Paper & Forest Products - 1.0%
Clearwater Paper Corp.	2,539	95,999	*
Sylvamo Corp.	3,413	165,838

Total Paper & Forest Products		261,837

TOTAL MATERIALS		1,215,911

See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2022 Quarterly Report	9

ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY		SHARES	VALUE
REAL ESTATE - 1.7%
Real Estate Management & Development - 1.7%
Douglas Elliman Inc.		21,417	$87,167
Forestar Group Inc.		8,121	125,145	*
Marcus & Millichap Inc.		2,820	97,149
Newmark Group Inc., Class A Shares		12,269	97,784
Stratus Properties Inc.		1,506	29,051

TOTAL REAL ESTATE			436,296

UTILITIES - 0.7%
Electric Utilities - 0.7%
Genie Energy Ltd., Class B Shares		7,940	82,100
Otter Tail Corp.		1,706	100,159

TOTAL UTILITIES			182,259

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $26,289,550)			25,738,588

	RATE
SHORT-TERM INVESTMENTS - 0.2%
Dreyfus Treasury Cash Management, Institutional Class (Cost - $43,685)	4.168%	43,685	43,685	(e)

TOTAL INVESTMENTS - 100.0% (Cost - $26,333,235)			25,782,273
Other Assets in Excess of Liabilities - 0.0%††			12,160

TOTAL NET ASSETS - 100.0%			$25,794,433

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

(d)	Restricted security (Note 2).

(e)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

CVR	— Contingent Value Rights

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

10	Royce Quant Small-Cap Quality Value ETF 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Royce Quant Small-Cap Quality Value ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to achieve long-term growth of capital.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each

11

Notes to Schedule of Investments (unaudited) (cont’d)

fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

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Notes to Schedule of Investments (unaudited) (cont’d)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$4,387,599	—	$801		$4,388,400
Health Care	4,116,781	—	0	*	4,116,781
Other Common Stocks	17,233,407	—	—		17,233,407

Total Long-Term Investments	25,737,787	—	801		25,738,588

Short-Term Investments†	43,685	—	—		43,685

Total Investments	$25,781,472	—	$801		$25,782,273

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

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Notes to Schedule of Investments (unaudited) (cont’d)

2. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost		Fair Value at 12/31/2022		Value Per Share		Percent of Net Assets
OmniAb Inc., $12.50 EARNOUT	298	11/2	$0	(a)	$0	(a)	$0.00	(b)	0.00	(c)%
OmniAb Inc., $15.00 EARNOUT	298	11/2	0	(a)	0	(a)	0.00	(b)	0.00	(c)

(a)	Amount represents less than $1.

(b)	Amount represents less than $0.005 per share.

(c)	Amount represents less than 0.005%.

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